Average Annual Total Returns - Growth Stock Portfolio	Growth Stock Portfolio 1 Yr	Growth Stock Portfolio 5 Yr	Growth Stock Portfolio 10 Yr	Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes) 1 Yr	Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes) 5 Yr	Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes) 10 Yr	Lipper® Variable Insurance Products (VIP) Large Cap Growth Funds Average(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) Large Cap Growth Funds Average(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) Large Cap Growth Funds Average(reflects deductions for fees and expenses) 10 Yr
Total	34.97%	17.68%	14.73%	38.49%	21.00%	17.21%	38.89%	19.72%	16.37%